Leases (Details) - Schedule of Lease Liabilities - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Line Items]
Lease liabilities	$ 1,567,959	$ 1,655,955
Current	282,180	263,175
Non-current	$ 1,285,779	$ 1,392,780